SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT receivable - current	$ 348,112	$ 1,442,517	$ 1,176,771
Other receivables	43,824	307,700	186,840
Other receivables from well equipment - current	609,604
Consumables and spare parts	190,584	148,376	121,740
Prepaid expenses	48,533	21,983	18,750
Less: Allowance on other receivables	(103,433)
Prepayment and other current assets	1,137,224	1,920,576	1,504,101
VAT receivable – non-current	1,294,611
Other receivables from well equipment – non-current		609,604	635,052
Deposit and others	133,682	134,836	268,666
Durable spare parts	185,145	128,107	114,528
Other non-current assets	1,613,438	872,547	1,018,246
Less: allowance on doubtful receivables	(14,241)	(59,604)
Other non-current assets, net	$ 1,599,197	$ 812,943	$ 1,018,246